LIMITED PARTNERS' EQUITY (Details) - USD ($) $ / shares in Units, $ in Millions	1 Months Ended	12 Months Ended
	Feb. 28, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		308,051,190
Ownership percentage		48.00%
Public Shareholders
Disclosure of limited partners equity [Line Items]
Ownership percentage		52.00%
Ordinary shares
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		275,358,750	275,084,265
Maximum units for normal course issuer bid (in shares)		13,764,352
Percentage of units for normal course issuer bid		5.00%
Number of shares repurchased (in shares)		0
Ordinary shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Payments for shares exchanged		$ 1	$ 1
Ordinary shares | Distribution Reinvestment Plan
Disclosure of limited partners equity [Line Items]
Number of shares issued (in shares)		262,177	230,304
Share issue related cost		$ 9	$ 9
Ordinary shares | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Number of shares outstanding (in shares)		68,749,416	68,749,416
GP interests | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		0.01%
GP interests | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		1.00%
Exchangeable shares | TerraForm Power
Disclosure of limited partners equity [Line Items]
Number of shares exchanged (in shares)		12,308	16,071
LP Units
Disclosure of limited partners equity [Line Items]
Dividends recognized as distributions to owners per share (in dollars per share)	$ 1.35
Dividends recognised as distributions to owners per share, incremental increase (in dollars per share)	$ 0.07
Dividends recognised as distributions to owners		$ 355	$ 335
Distributions paid to owners, net of accruals		345	325	$ 349
LP Units | Brookfield Asset Management
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners		88	84
LP Units | Public Shareholders
Disclosure of limited partners equity [Line Items]
Dividends recognised as distributions to owners		$ 267	$ 251
Direct Ownership | Brookfield Asset Management | Ownership interest in BEP
Disclosure of limited partners equity [Line Items]
Ownership percentage		25.00%
Direct Ownership | Brookfield Asset Management | Ownership interest in BRELP
Disclosure of limited partners equity [Line Items]
Ownership percentage		41.00%
Direct Ownership | Brookfield Asset Management | Ownership Interest In BEPC
Disclosure of limited partners equity [Line Items]
Ownership percentage		26.00%